Organization (Tables)	12 Months Ended
Dec. 31, 2023
Organization [Abstract]
Schedule of Principal Subsidiaries	As of the date of this report, the details of the Company’s principal subsidiaries are as follows:
Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Youcang Limited (“Youcang”)	June 30, 2021	British Virgin Islands	100%	Investment holding
Energy U Limited (“Energy U”)	July 19, 2021	Hong Kong	100%	Investment holding
Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”)(1)	January 27, 2022	PRC	100%	Provision of technical and consultation services
Anhui Yousheng New Energy Co., Ltd (“AHYS”)(1)	May 16, 2013	PRC	100%	Dormant Company
Youpin Automobile Service Group Co. Ltd. (“Youpin”)(1)	July 18, 2013	PRC	53.11%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Shanghai Youqiao International Trade Co., Ltd. (“SH Youqiao”)(1)	May 29, 2014	PRC	100%	Dormant Company
Shanghai Youchuangneng Digital Technology Co., Ltd. (“SY Digital Tech) (1)	November 13, 2015	PRC	100%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Youguan Financial Leasing Co., Ltd. (“Youguan Financial Leasing”)(1)	February 27, 2017	PRC	100%	Dormant Company
Chengdu Youyipin Trading Co., Ltd. (“CD Youyipin”)(1)	June 21, 2019	PRC	100%	Dormant Company
Zhejiang Youguan Automobile Service Co., Ltd. (“ZJ Youguan”)(1)	May 21, 2020	PRC	80%	Provision of sourcing services
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”)(1)	June 30, 2020	PRC	86.96%	Provision of new energy vehicles sales and sourcing services
Chengdu Youyineng Automobile Service Co., Ltd. (“CD Youyineng”)(1)	October 29, 2020	PRC	100%	Provision of battery swapping stations manufacturing
Shanghai Youteng Automobile Service Co., Ltd. (“SH Youteng”)(1)	November 3, 2020	PRC	70%	Dormant Company
Liaoning Youguan New Energy Technology Co. Ltd. (“LY New Energy”)(1)	November 8, 2019	PRC	100%	Provision of new energy vehicles sales and sourcing services
Zibo Youyipin Trading Co. Ltd. (“Zibo Youyipin”)(1)	March 18, 2021	PRC	100%	Dormant Company
Shanghai Youxu New Energy Technology Co., Ltd. (“SH Youxu”)(1)	March 22, 2021	PRC	100%	Provision of battery swapping stations sales and battery swapping services
Dalian Youshengchi Automobile Trading Service Co., Ltd. (“DL Youshengchi”)(1)	March 23, 2021	PRC	100%	Dormant Company
Quanzhou Youyi Power Exchange Network Technology Co., Ltd. (“QZ Youyi”)(1)	June 29, 2021	PRC	100%	Provision of battery swapping services
Youxu New Energy Technology (Zibo) Co., Ltd. (“Youxu Zibo”)(1)	July 29, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Youxu (Xiamen) Power Exchange Network Technology Co., Ltd. (“Youxu XM”)(1)	August 10, 2021	PRC	100%	Provision of battery swapping services
Wuhu Youxu New Energy Technology Co., Ltd. (“WH Youxu”) (1)	November 12, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Beijing Youxu New Energy Technology Co., Ltd. (“BJ Youxu”)(1)	December 21, 2021	PRC	100%	Dormant Company
Henan Youxu New Energy Technology Co., Ltd. (“HN Youxu”) (1)	December 1, 2022	PRC	80%	Dormant Company
Beijing Youpinshuowei New Energy Technologyo.. LtdPRC,2022	March 23, 2022	PRC	51%	Dormant Company
Zhuhai Youxu New Energy Technology Co., Ltd.(“ZH Youxu”)	August 9, 2023	PRC	100%	Provision of batter swapping stations manufacturing
Youxu New Energy Technology (Nanyang) Co., Ltd. (“NY Youxu”) (1)	March 14, 2023	PRC	70%	Provision of batter swapping stations manufacturing
Liaoning Youxu New Energy Technology Co., Ltd. (“LN Youxu”) (1)	March 9, 2023	PRC	51%	Provision of batter swapping stations manufacturing
(1)	Collectively, the “PRC subsidiaries”.